Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Long-term Investments
Schedule of long-term investments

The following is a summary of long-term investments (in thousands):

	December 31,	December 31,
	2019	2020
	RMB	RMB
Investments in equity method investees	1,137,774	1,621,327
Equity investments with readily determinable fair values	3,551,545	3,743,590
Equity investments without readily determinable fair values	4,604,549	6,333,746
Other debt investments	—	12,596
	9,293,868	11,711,259